SIX CIRCLES FUNDS
Six Circles Ultra Short Duration Fund
Six Circles Tax Aware Ultra Short Duration Fund
Supplement dated July 7, 2021
to the Summary Prospectus and Prospectus dated May 1, 2021
Effective immediately, the Six Circles Ultra Short Duration Fund and the Six Circles Tax Aware Ultra Short Duration Fund (each, a “Subject Fund”, and together, the “Subject Funds”) will operate as diversified funds and all references to the Subject Funds being
“non-diversified”
funds in the Subject Funds’ prospectuses and summary prospectuses are deleted, including by deleting:

•	With respect to the Six Circles Ultra Short Duration Fund:
¡
The first two sentences of the fourth paragraph under the “Risk/Return Summary – What are the Fund’s main investment strategies?” section of the Summary Prospectus and Prospectus and the “More About the Funds – Six Circles Ultra Short Duration Fund – Principal Investment Strategies” section of the Prospectus; and

¡	The “Non-Diversified Fund Risk” under “The Fund’s Main Investment Risks” section of the Summary Prospectus and Prospectus.

•	With respect to the Six Circles Tax Aware Ultra Short Duration Fund:
¡
The fifth paragraph under the “Risk/Return Summary – What are the Fund’s main investment strategies?” section of the Summary Prospectus and Prospectus and the fourth paragraph under the “More About the Funds – Six Circles Tax Aware Ultra Short Duration Fund – Principal Investment Strategies” section of the Prospectus; and

¡	The “Non-Diversified Fund Risk” under “The Fund’s Main Investment Risks” section of the Summary Prospectus and Prospectus.

•	With respect to each of the Subject Funds:
¡	The references to the Subject Funds in the “More About the Funds – Diversification Classification” section of the Prospectus; and
¡	The references to the Subject Funds in the “Non-Diversified Fund Risk” under the “More About the Funds – Investment Risks – Risks Applicable to All Funds” section of the Prospectus.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
SUMMARY PROSPECTUS AND PROSPECTUS FOR FUTURE REFERENCE

SUPP-6C-2021-4

J.P. Morgan is committed to making our products and services accessible to meet the financial services needs of all of our clients. If you are a person with a disability and need additional support accessing this material, please contact your J.P. Morgan team or email us at accessibility.support@jpmorgan.com for assistance.

SIX CIRCLES FUNDS

Six Circles Ultra Short Duration Fund

Six Circles Tax Aware Ultra Short Duration Fund

Supplement dated July 7, 2021

to the Statement of Additional Information dated May 1, 2021

Effective immediately, the Six Circles Ultra Short Duration Fund and the Six Circles Tax Aware Ultra Short Duration Fund (each, a “Subject Fund”, and together, the “Subject Funds”) will operate as diversified funds and all references to the Subject Funds being “non-diversified” funds in the Subject Funds’ Statement of Additional Information are deleted, including by deleting:

•	The references to the Subject Funds in the “Diversification” section of Part I of the Statement of Additional Information; and

•	The references to the Subject Funds in the “Diversification” section of Part II of the Statement of Additional Information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUPP-6C-2021-5

J.P. Morgan is committed to making our products and services accessible to meet the financial services needs of all of our clients. If you are a person with a disability and need additional support accessing this material, please contact your J.P. Morgan team or email us at accessibility.support@jpmorgan.com for assistance.